UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22229

 NAME OF REGISTRANT:                     PNMAC Mortgage Opportunity
                                         Fund, LLC



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3043 Townsgate Road
                                         Westlake Village, CA 91361

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Derek W. Stark, Secretary
                                         PNMAC Mortgage Opportunity
                                         Fund, LLC
                                         3043 Townsgate Road
                                         Westlake Village, CA 91361

 REGISTRANT'S TELEPHONE NUMBER:          818-224-7050

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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

PNMAC Mortgage Opportunity Fund, LLC
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK LIQUIDITY FUNDS                                                                   Agenda Number:  934316135
--------------------------------------------------------------------------------------------------------------------------
        Security:  09248U619
    Meeting Type:  Special
    Meeting Date:  07-Mar-2016
          Ticker:  TMPXX
            ISIN:  US09248U6192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DAVID O. BEIM                                             Mgmt          No vote
       SUSAN J. CARTER                                           Mgmt          No vote
       COLLETTE CHILTON                                          Mgmt          No vote
       NEIL A. COTTY                                             Mgmt          No vote
       MATINA S. HORNER                                          Mgmt          No vote
       RODNEY D. JOHNSON                                         Mgmt          No vote
       CYNTHIA A. MONTGOMERY                                     Mgmt          No vote
       JOSEPH P. PLATT                                           Mgmt          No vote
       ROBERT C. ROBB, JR.                                       Mgmt          No vote
       MARK STALNECKER                                           Mgmt          No vote
       KENNETH L. URISH                                          Mgmt          No vote
       CLAIRE A. WALTON                                          Mgmt          No vote
       FREDERICK W. WINTER                                       Mgmt          No vote
       BARBARA G. NOVICK                                         Mgmt          No vote
       JOHN M. PERLOWSKI                                         Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         PNMAC Mortgage Opportunity Fund, LLC
By (Signature)       /s/ Stanford L. Kurland
Name                 Stanford L. Kurland
Title                Chief Executive Officer
Date                 08/15/2016